Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

www.faegredrinker.com

May 30, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bow River Capital Evergreen Fund (Registration Nos. 811-23566, 333-237941) (the “Fund”)

Ladies and Gentlemen:

On behalf of the Fund, we have transmitted herewith for filing Post-Effective Amendment No. 6 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 10 to the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the “Amendment”). This Amendment is being filed to reflect the addition of a new investment consultant of the Fund.

Pursuant to Rule 486(a) under the 1933 Act, it is proposed that the Amendment become effective on July 29, 2025.

Questions and comments may be directed to the undersigned at (215) 988-2959 or, in my absence, to Stacie L. Lamb at (312) 569-1146.

Very truly yours,

/s/ Joshua B. Deringer
Joshua B. Deringer